[GRAPHIC OMITTED]

                            ORBITEX ADVISORONE FUNDS

                            ------------------------

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2002

                                                               [LOGO] ORBITEX(R)
Distributed by Orbitex Funds Distributor, Inc.                    Group of Funds
Member NASD/SIPC
No Bank Guarantee, Not FDIC Insured, May Lose Value                1-888-ORBITEX

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Orbitex AdvisorOne Funds
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Table of Contents

Letter From The Portfolio Management Team                                      3

The Amerigo Fund - Portfolio Summary                                           6

The Clermont Fund - Portfolio Summary                                          7

The Amerigo Fund - Performance Update                                          8

The Clermont Fund - Performance Update                                         9

The Amerigo Fund - Schedule of Investments                                    10

The Clermont Fund - Schedule of Investments                                   12

Statements of Assets and Liabilities                                          14

Statements of Operations                                                      15

Statements of Changes in Net Assets                                           16

Financial Highlights                                                          18

Notes to Financial Statements                                                 21

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Orbitex AdvisorOne Funds
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Letter From The Portfolio Management Team

Dear Shareholders,

We are pleased to provide you with the Semiannual Report for the Orbitex AdvisorOne Funds covering the six-month period that ended on October 31, 2002.

Investment Environment

Equity market performance during the past six months was quite weak with the S&P 500 index posting a 17.0 percent decline. The small and mid cap areas of the market, which were the strongest areas of the market for the previous year or so, were hit hard with the S&P Barra Mid Cap Value index declining 22.4 percent over the past six months and the S&P Barra Small Cap Value Index declining 28.1 percent.* With regard to Amerigo and Clermont's underlying performance over the past six months, Amerigo Class N was down 18.45 percent while Clermont declined
12.58 percent (please refer to pages 8 and 9 for more detailed performance information.). Allocations to the small and mid cap area of the market that benefited fund performance in prior periods, served as a drag on performance during the period ending October 31, 2002.

What made the most recent period somewhat unique was that in prior market declines, there always was a place to invest to avoid the areas of the market suffering the most severe carnage. Small and mid cap value, real estate, international value and even large cap value were areas of the market that held up reasonably well as the more growth oriented funds struggled. In the decline from mid May to the July 23rd low, it did not matter what area of the equity market you were in as everything seemed to get hit simultaneously and to a similar degree. During this period of time we witnessed a "sell everything at any price" mentality as investors' tolerance for risk dramatically changed as the aversion to risk we saw in the most recent period appeared to be a mirror image of the high tolerance for risk which existed only two years earlier in the year 2000. As interest rates on U.S. Treasury securities reached there lowest levels in over 40 years, purchases of government bond funds spiked higher, also resembling the surge in equity fund purchases in the year 2000 as equities reached their highs. The depths of the investor malaise in July brought with it the seeds of a very large rally in equity prices in August, which was followed by a retest of those lows in early October. Over the August through September period, we reduced the significant cash positions in both Amerigo and Clermont.

*S&P 500 is an unmanaged group of securities considered to be representative of the stock market in general. The S&P Barra Mid Cap Value and the S&P Barra Small Cap Value indices are designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a Price to Book value calculation, whereby the market capitalization of an index (S&P 500, S&P MidCap 400, S&P SmallCap 600) is divided equally between growth and value. The growth and value definition are only available on the US indices. The indices are rebalanced twice per year. You may not invest directly in an index.

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Orbitex AdvisorOne Funds
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Letter From The Portfolio Management Team

Portfolio Positioning

Within the Orbitex Amerigo portfolio, significant changes to portfolio allocations were made and also the percentage of the portfolio in exchange traded funds, or ETFs, was increased dramatically.

Late in the third calendar quarter of this year, a transition to using ETFs as the primary investment vehicle was initiated. At present, approximately 60 percent of Amerigo's portfolio is invested in ETFs and we anticipate that this percentage will increase to 80 percent by the end of the calendar year.

The reasons for this change were based on two major factors, cost and strategy execution. In both cases, ETFs were a superior building block for our strategy compared to active funds.

ETFs are very low cost compared to active mutual funds.* The average expense ratio of a domestic diversified ETF is 0.22 percent, more than 1 percent below an average diversified domestic equity fund. Hence, using ETFs lowers the cost of delivery for our active asset allocation strategy considerably. ETFs also have a number of advantages for our strategy over active funds as they allow more rapid trading when trends change and the securities which make up the ETFs are known, which enables us to get a more accurate picture of what is driving the trends. In addition, style drift, which impacts many mutual funds, is significantly reduced.

Since our last report, we have significantly reduced our allocations to small and mid cap value while increasing our positions in the mid cap growth and large cap blend areas. Exchange traded funds purchased to effect this change in allocation were iShares Russell Mid Cap Growth, iShares S&P 400 Mid Cap 400 Growth, and SPDR S&P Depository Receipts. The cash position within Amerigo was also reduced from 11.48 percent to 3.55 percent over this period.

With regard to portfolio changes within Clermont, allocations to ETF funds increased to approximately 65 percent of the portfolio. Our objective is to increase this allocation to approximately 80 percent ETFs by the end of the calendar year.

The cash position in Clermont was reduced from 18.55 percent at the end of our last report to approximately 7.38 percent on October 31, 2002. The reduction in cash was used to

Source: Morningstar, Principia , March 31, 2002

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Orbitex AdvisorOne Funds
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Letter From The Portfolio Management Team

purchase iShares Lehman 1 to 3 year US Treasury and iShares GS$ Investop Corporate Bond ETFs. Allocations to small cap value and mid cap value were sharply reduced with proceeds used to increase portfolio weightings in large cap growth. Portfolio additions to affect this reallocation were iShares Russell 1000 Growth and SPDR S&P 500 Depository Receipts.

Investment Outlook

As of this writing, the equity market has once again embarked on another sizeable rally. The smooth way in which profit taking is being absorbed has been impressive. Economic news lately has been modestly positive. But stocks seem to be benefiting mainly from improved psychology. The feeling is that the worst is behind us and that the excesses of the last bull market may have finally been fully corrected. Geopolitical risk remains high, yet the market has begun to look forward again, as it typically does, rather than the myopic trading from headline to headline that we have witnessed for some time.

Often times at turning points in the market, a change in market leadership can occur. Since the recent lows in the equity market, we have been witnessing the early stages of a potential change in market leadership from the lower left corner of the style box more toward the upper right; from value, more toward growth; from small cap more toward mid and large cap. The changes we have made in the Orbitex Amerigo and Clermont portfolios were made to take advantage of this evolving change in leadership.

Sincerely,

Portfolio Management Team

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Orbitex AdvisorOne Funds
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The Amerigo Fund - Portfolio Summary

Portfolio Composition*
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

             1.99%         Small Cap Value
             8.16%         Small Cap Growth
             1.85%         Sector Funds
             5.33%         Money Market
            14.80%         Mid Cap Value
            14.23%         Mid Cap Growth
             2.31%         Mid Cap Blend
             3.76%         Large Cap Value
             9.39%         Large Cap Growth
            21.56%         Large Cap Blend
             9.82%         International Equity
             6.80%         Bond

Top 10 Portfolio Holdings*
--------------------------------------------------------------------------------

SPDR Trust Series 1                                              17.36%
--------------------------------------------------------------------------------
Oakmark Select Fund - Class 1                                     8.26%
--------------------------------------------------------------------------------
iShares S&P Mid Cap 400                                           5.51%
--------------------------------------------------------------------------------
iShares S&P 500/ Barra Growth                                     5.40%
--------------------------------------------------------------------------------
iShares GS$ Investop Corporate Bond                               4.23%
--------------------------------------------------------------------------------
Masters Select Equity Fund (a)                                    4.19%
--------------------------------------------------------------------------------
Rydex U.S. Government Money Market Fund                           4.02%
--------------------------------------------------------------------------------
Hennessy Cornerstone Growth Fund (a)                              3.81%
--------------------------------------------------------------------------------
iShares Russell 1000 Value                                        3.76%
--------------------------------------------------------------------------------
iShares S&P Small Cap Growth                                      3.68%
--------------------------------------------------------------------------------

*Based on total investment value as of October 31, 2002.

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Orbitex AdvisorOne Funds
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The Clermont Fund - Portfolio Summary

Portfolio Composition*
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

             7.32%         Money Market
            16.73%         Large Cap Blend
             3.16%         Mid Cap Blend
             1.23%         Mid Cap Growth
             4.00%         Mid Cap Value
            35.05%         Bond
             1.55%         Small Cap Value
             8.24%         International Equity
             6.45%         Real Estate Investment Trusts
             2.17%         Small Cap Growth
             1.92%         Large Cap Value
            12.18%         Large Cap Growth

Top 10 Portfolio Holdings*
--------------------------------------------------------------------------------

SPDR Trust Series 1                                              16.73%
--------------------------------------------------------------------------------
iShares Lehman 1-3 Year Treasury Bond                            13.26%
--------------------------------------------------------------------------------
iShares GS$ Investop Corporate Bond                              11.62%
--------------------------------------------------------------------------------
iShares Russell 1000 Growth                                       8.90%
--------------------------------------------------------------------------------
iShares Cohen & Steers Realty Majors                              6.45%
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                                      4.53%
--------------------------------------------------------------------------------
Oakmark Select Fund - Class 1                                     4.00%
--------------------------------------------------------------------------------
Rydex U.S. Government Money Market Fund                           3.77%
--------------------------------------------------------------------------------
BNY Hamilton Fund                                                 3.55%
--------------------------------------------------------------------------------
iShares S&P 500/Barra Growth                                      3.28%
--------------------------------------------------------------------------------

*Based on total investment value as of October 31, 2002.

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Orbitex AdvisorOne Funds
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The Amerigo Fund - Performance Update

Annualized Total Returns as of October 31, 2002
--------------------------------------------------------------------------------

                        Six                                   Since    Inception
                      Months*   1 Year   5 Year   10 Year   Inception     Date
--------------------------------------------------------------------------------

Class C Shares(1)    (19.62)%  (13.97)%     N/A     N/A     (19.84)%    7/13/00

Class N Shares(2)    (18.45)%  (12.37)%   0.67%     N/A        0.75%    7/14/97

*     Figures are not annualized.
(1) Class C Shares are subject to a CDSC at 1% on shares redeemed within 18 months of purchase.
(2)   Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment
--------------------------------------------------------------------------------

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions and a one-time sales charge) versus the Fund's benchmark index.

   [The following table was depicted as a line chart in the printed material.]

                                                           Morningstar
                                                           Multi-Asset
            DATE          AMERIGO          S&P 500         Global Avg
            ----          -------          -------         -----------
           7/14/97         10,000           10,000           10,000
          10/31/97         10,060            9,812            9,871
           4/30/98         11,411           12,019           10,749
          10/31/98         10,327           11,969           10,246
           4/30/99         12,926           14,641           11,279
          10/31/99         14,000           15,042           11,600
           4/30/00         16,608           16,124           12,726
          10/31/00         16,050           15,958           12,552
           4/30/01         13,833           14,032           12,373
          10/31/01         11,871           11,983           11,374
           4/30/02         12,756           12,257           11,997
          10/31/02         10,402           10,171           10,884

The Morningstar Multi-Asset Global Funds Average is an index that consists of mutual funds that seek total return by investing in varying combinations of equities, fixed-income securities, and other asset classes. These may invest a significant portion of their assets in securities of foreign issuers. "S&P 500 Index" is a registered trademark of McGraw-Hill Co., Inc.

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investors' original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the advisor, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

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Orbitex AdvisorOne Funds
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The Clermont Fund - Performance Update

Annualized Total Returns as of 10/31/02
--------------------------------------------------------------------------------

                        Six                                   Since    Inception
                      Months*   1 Year   5 Year   10 Year   Inception     Date
--------------------------------------------------------------------------------
Class N Shares(1)    (12.58)%   (7.81)%   0.36%     N/A       0.30%     7/14/97

*     Figures are not annualized.
(1)   Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment
--------------------------------------------------------------------------------
This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions and a one-time sales charge) versus the Fund's benchmark index.

   [The following table was depicted as a line chart in the printed material.]

                                                           Morningstar
                                                           Multi-Asset
            DATE          CLERMONT         S&P 500         Global Avg
            ----          --------         -------         -----------
           7/14/97         10,000          10,000            10,000
          10/31/97          9,970           9,812             9,871
           4/30/98         10,984          12,019            10,749
          10/31/98         10,139          11,969            10,246
           4/30/99         11,566          14,641            11,279
          10/31/99         11,909          15,042            11,600
           4/30/00         12,853          16,124            12,726
          10/31/00         13,107          15,958            12,552
           4/30/01         12,098          14,032            12,373
          10/31/01         11,024          11,983            11,374
           4/30/02         11,613          12,257            11,997
          10/31/02         10,163          10,171            10,884

The Morningstar Multi-Asset Global Funds Average is an index that consists of mutual funds that seek total return by investing in varying combinations of equities, fixed-income securities, and other asset classes. These may invest a significant portion of their assets in securities of foreign issuers. "S&P 500 Index" is a registered trademark of McGraw-Hill Co., Inc.

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investors' original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the advisor, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

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Orbitex AdvisorOne Funds
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The Amerigo Fund - Schedule of Investments
October 31, 2002 (Unaudited)

                                                          Shares    Market Value
--------------------------------------------------------------------------------
Bond Funds-6.93%
FPA New Income Fund                                       44,742     $   484,104
iShares GS$ Investop Corporate Bond                       17,400       1,848,750
Pioneer High Yield Fund - Class A                         50,442         461,038
Rydex Juno Fund (a)                                       23,852         176,983
--------------------------------------------------------------------------------
Total Bond Funds (cost $3,051,511)                                     2,970,875
--------------------------------------------------------------------------------

Equity Funds-89.53%
International Equity-10.00%
Dreyfus Emerging Markets Fund                             86,691         921,526
iShares MSCI EAFE Index Fund                              12,250       1,210,912
iShares MSCI EMU Index (a)                                11,000         469,260
iShares MSCI Pacific Ex Japan Index                       15,000         780,000
Janus Overseas Fund                                          585           9,038
Oakmark International Small Cap Fund                      84,755         898,405
                                                                     -----------
                                                                       4,289,141
                                                                     -----------

Large Cap Blend-21.96%
Masters Select Equity Fund (a)                           180,884       1,832,352
SPDR Trust Series 1                                       85,700       7,586,164
                                                                     -----------
                                                                       9,418,516
                                                                     -----------

Large Cap Growth-9.57%
iShares Russell 1000 Growth                               34,600       1,286,082
iShares Russell 3000 Growth                               15,500         459,420
iShares S&P 500/ Barra Growth                             51,200       2,357,760
                                                                     -----------
                                                                       4,103,262
                                                                     -----------

Large Cap Value-3.83%
iShares Russell 1000 Value                                36,000       1,641,240
                                                                     -----------

Mid Cap Blend-2.35%
SPDR Midcap Trust Series I                                13,000       1,008,930
                                                                     -----------

Mid Cap Growth-14.50%
Artisan Mid Cap Fund (a)                                  67,917       1,323,027
Federated Kaufman Fund - Class K (a)                     189,297         670,111
iShares S&P Mid Cap 400                                   26,400       2,407,416
iShares Russell Midcap Growth                             22,300       1,141,760
Undiscovered Managers Behavioral Growth Fund (a)          52,435         673,787
                                                                     -----------
                                                                       6,216,101
                                                                     -----------

Mid Cap Value-15.09%
Franklin Mutual Qualified Fund - Class Z                 106,333       1,488,388
--------------------------------------------------------------------------------
See Notes to Financial Statements

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Orbitex AdvisorOne Funds
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The Amerigo Fund - Schedule of Investments (Continued)
October 31, 2002 (Unaudited)

                                                          Shares    Market Value
--------------------------------------------------------------------------------
Mid Cap Value-15.09% (continued)
iShares S&P Midcap Value                                  10,000    $   783,600
Oakmark Select Fund - Class I                            152,969      3,608,545
Weitz Partners Value Fund                                 36,060        588,497
                                                                    -----------
                                                                      6,469,030
                                                                    -----------

Sector Funds-1.88%
SPDR Health Care Select Sector                            30,000        807,900
                                                                    -----------

Small Cap Growth-8.32%
Buffalo Small Cap Fund (a)                                 6,097         88,033
Hennessy Cornerstone Growth Fund (a)                     118,291      1,665,533
iShares S&P Small Cap Growth                              24,900      1,609,785
Wasatch Core Growth Fund (a)                               8,044        203,766
                                                                    -----------
                                                                      3,567,117
                                                                    -----------

Small Cap Value-2.03%
Boston Partners Small Cap Value II Fund (a)                4,845         70,444
Strong Adviser Small Cap Value Fund                       44,485        801,176
                                                                    -----------
                                                                        871,620
                                                                    -----------

--------------------------------------------------------------------------------
Total Equity Funds (cost $42,266,946)                                38,392,857
--------------------------------------------------------------------------------

Money Market Funds-5.44%
BNY Hamilton Fund                                        574,263        574,263
Rydex U.S. Government Money Market Fund                1,756,548      1,756,548
--------------------------------------------------------------------------------
Total Money Market Funds (cost $2,330,811)                            2,330,811
--------------------------------------------------------------------------------

Total Investments (cost $47,649,268)-101.90%                        $43,694,543
--------------------------------------------------------------------------------
Other Liabilities less Assets-(1.90)%                                  (813,708)
--------------------------------------------------------------------------------
NET ASSETS-100.00%                                                  $42,880,835
--------------------------------------------------------------------------------

(a)   Denotes non-income producing security.

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

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Orbitex AdvisorOne Funds
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The Clermont Fund - Schedule of Investments
October 31, 2002 (Unaudited)

                                                         Shares     Market Value
--------------------------------------------------------------------------------

Bond Funds-35.32%
FPA New Income Fund                                      44,170      $   477,920
iShares GS$ Investop Corporate Bond                      27,300        2,900,625
iShares Lehman 1-3 Year Treasury Bond                    40,300        3,311,048
Pimco Emerging Markets Bond Fund                         26,853          239,530
Pimco Real Return Fund - Institutional Class             29,540          326,412
Pimco Total Return Fund - Institutional Class            28,894          313,213
Pioneer High Yield Fund - Class A                        78,224          714,964
Rydex Series Trust Juno Fund (a)                         63,174          468,748
--------------------------------------------------------------------------------
Total Bond Funds (cost $8,058,767)                                     8,752,460
--------------------------------------------------------------------------------

Equity Funds-58.06%
International Equity-8.30%
iShares MSCI EAFE Index Fund                             11,450        1,131,833
Oakmark International Small Cap Fund                     12,679          134,401
Tweedy Browne Global Value Fund                          49,875          791,023
                                                                     -----------
                                                                       2,057,257
                                                                     -----------

Large Cap Blend-16.86%
SPDR Trust Series I                                      47,200        4,178,144
                                                                     -----------

Large Cap Growth-12.28%
iShares Russell 1000 Growth                              59,800        2,222,766
iShares S&P 500/ Barra Growth                            17,800          819,690
                                                                     -----------
                                                                       3,042,456
                                                                     -----------

Large Cap Value-1.93%
iShares Russell 1000 Value                               10,500          478,695
                                                                     -----------

Mid Cap Blend-3.18%
iShares Russell Midcap Index                             16,600          788,666
                                                                     -----------

Mid Cap Growth-1.24%
iShares Russell Midcap Growth                             6,000          307,200
                                                                     -----------

Mid Cap Value-4.04%
Oakmark Select Fund - Class I                            42,375          999,636
                                                                     -----------

Real Estate Investment Trusts-6.50%
iShares Cohen & Steers Realty Majors                     20,350        1,609,481
                                                                     -----------

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

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Orbitex AdvisorOne Funds
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The Clermont Fund - Schedule of Investments (Continued)
October 31, 2002 (Unaudited)

                                                         Shares     Market Value
--------------------------------------------------------------------------------

Small Cap Growth-2.18%
Baron Growth Fund (a)                                     20,372    $   541,071
                                                                    -----------

Small Cap Value-1.55%
American Century Small Cap Value Fund - Class INV             10             67
N/I Numeric Small Cap Value Fund                          27,342        386,610
                                                                    -----------
                                                                        386,677
                                                                    -----------

--------------------------------------------------------------------------------
Total Equity Funds (cost $15,960,883)                                14,389,283
--------------------------------------------------------------------------------

Money Market Funds-7.38%
BNY Hamilton Fund                                        886,643        886,643
Rydex U.S. Government Money Market Fund                  941,752        941,752
--------------------------------------------------------------------------------
Total Money Market Funds (cost $1,828,395)                            1,828,395
--------------------------------------------------------------------------------

Total Investments (cost $25,848,045)-100.76%                        $24,970,138
--------------------------------------------------------------------------------
Other Liabilities less Assets-(0.76)%                                  (189,308)
--------------------------------------------------------------------------------
NET ASSETS-100.00%                                                  $24,780,830
--------------------------------------------------------------------------------

(a)   Denotes non-income producing security.

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

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Orbitex AdvisorOne Funds
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Statements of Assets and Liabilities
October 31, 2002 (Unaudited)

                                                                The Amerigo     The Clermont
                                                                    Fund            Fund
--------------------------------------------------------------------------------------------
Assets:
--------------------------------------------------------------------------------------------
Investments, at cost                                            $ 47,649,268    $ 25,848,045
--------------------------------------------------------------------------------------------
Investments in securities, at value (a)                         $ 41,363,732    $ 23,141,743
Short term investments (a)                                         2,330,811       1,828,395
Receivable for securities sold                                       413,750              --
Interest and dividends receivable                                     32,469          62,426
Receivable for fund shares sold                                      142,697         296,392
Prepaid expenses and other assets                                      6,209           5,521
--------------------------------------------------------------------------------------------
Total Assets                                                      44,289,668      25,334,477
--------------------------------------------------------------------------------------------

Liabilities:
Payable for securities purchased                                   1,325,440         540,600
Payable for fund shares redeemed                                      30,998           8,122
Payable for distribution fees (b)                                      3,914              --
Payable for trustees' fees (b)                                           565              --
Payable to advisor (b)                                                18,720           4,272
Accrued expenses and other liabilities                                29,196             653
--------------------------------------------------------------------------------------------
Total Liabilities                                                  1,408,833         553,647
--------------------------------------------------------------------------------------------
Net Assets                                                      $ 42,880,835    $ 24,780,830
--------------------------------------------------------------------------------------------

Net Assets:
Paid in capital                                                 $ 56,374,935    $ 27,885,871
Accumulated net investment income (loss)                            (116,937)        279,583
Accumulated net realized loss on investments                      (9,422,438)     (2,506,717)
Net unrealized depreciation on investments                        (3,954,725)       (877,907)
--------------------------------------------------------------------------------------------
Net Assets                                                      $ 42,880,835    $ 24,780,830
--------------------------------------------------------------------------------------------

Class C Shares:
Net assets                                                      $  4,744,119    $         --
Net asset value per share (based on shares of beneficial
interest outstanding, no par value per share)*                  $       9.15    $         --
--------------------------------------------------------------------------------------------
Total shares outstanding at end of period                            518,723              --
--------------------------------------------------------------------------------------------

Class N Shares:
Net assets                                                      $ 38,136,716    $ 24,780,830
Net asset value and offering price per share (based on shares
of beneficial interest outstanding, no par value per share)     $       9.15    $       8.69
--------------------------------------------------------------------------------------------
Total shares outstanding at end of period                          4,167,189       2,852,962
--------------------------------------------------------------------------------------------

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
(a) Refer to Note 2 in the Notes to Financial Statements at the back of this report.
(b) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Statements of Operations
Six Months Ended October 31, 2002 (Unaudited)

                                                                    The Amerigo    The Clermont
                                                                        Fund           Fund
----------------------------------------------------------------------------------------------
Investment Income:

Interest income                                                     $    32,226    $    26,980
Dividend income                                                         112,319        187,725
----------------------------------------------------------------------------------------------
Total Investment Income                                                 144,545        214,705
----------------------------------------------------------------------------------------------

Expenses:

Investment advisor fee (a)                                              207,706         97,477
Transfer agent fees (a)                                                  37,330         23,599
Professional fees                                                        27,353         11,778
Distribution fees - Class C Shares (a)                                   22,684             --
Administration fees (a)                                                  19,662         20,635
Accounting fees (a)                                                      19,528         14,080
Registration fees                                                        18,404         12,368
Custodian fees                                                            5,986          3,688
Printing and postage expense                                              3,816          3,601
Insurance                                                                 2,873            803
Trustees' fees                                                            1,827          2,436
Amortization of organizational expenses                                     614            614
Miscellaneous expenses                                                      536            149
----------------------------------------------------------------------------------------------
Total expenses before waivers and reimbursements                        368,319        191,228
Expense waived and reimbursed (a)                                      (106,837)       (78,882)
----------------------------------------------------------------------------------------------
Net Expenses                                                            261,482        112,346
----------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                           (116,937)       102,359
----------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) on Investments:

  Net realized gain (loss) on:
    Investments                                                      (5,735,541)    (1,212,351)
    Distributions of realized gains by other investment companies        36,720          6,031
----------------------------------------------------------------------------------------------
  Total net realized loss                                            (5,698,821)    (1,206,320)
----------------------------------------------------------------------------------------------
  Net change in unrealized appreciation (depreciation)
    on investments                                                   (2,537,176)    (1,301,068)
----------------------------------------------------------------------------------------------
  Net Realized and Unrealized Loss                                   (8,235,997)    (2,507,388)
----------------------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting
    from Operations                                                 $(8,352,934)   $(2,405,029)
----------------------------------------------------------------------------------------------

(a) Refer to Note 3 in the Notes to Financial Statements at the back of this report

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
The Amerigo Fund

                                                       For the Six
                                                       Months Ended           For the
                                                     October 31, 2002       Year Ended
                                                        (Unaudited)       April 30, 2002
----------------------------------------------------------------------------------------
Increase in Net Assets:

From Operations:
Net investment loss                                    $   (116,937)      $   (228,444)
Net realized loss on investments                         (5,698,821)        (3,685,384)
Net change in unrealized appreciation
  (depreciation) on investments                          (2,537,176)           867,658
----------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations     (8,352,934)        (3,046,170)
----------------------------------------------------------------------------------------

From Distributions to Shareholders:
  From Net Realized Gains:
    Class A                                                      --               (437)
    Class C                                                      --           (146,290)
    Class N                                                      --         (1,498,080)
  From Investment Income:
    Class A                                                      --               (150)
    Class C                                                      --            (34,229)
    Class N                                                      --           (545,696)
----------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                --         (2,224,882)
----------------------------------------------------------------------------------------

From Fund Share Transactions (a):                        11,730,439          5,725,892
----------------------------------------------------------------------------------------
Total Increase in Net Assets                              3,377,505            454,840

Net Assets:
Beginning of period                                      39,503,330         39,048,490
----------------------------------------------------------------------------------------
End of period                                          $ 42,880,835       $ 39,503,330
----------------------------------------------------------------------------------------
Accumulated net investment loss at end of period       $   (116,937)      $         --
----------------------------------------------------------------------------------------

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
The Clermont Fund

                                                       For the Six
                                                       Months Ended           For the
                                                     October 31, 2002       Year Ended
                                                        (Unaudited)       April 30, 2002
----------------------------------------------------------------------------------------
Increase in Net Assets:

From Operations:
Net investment income                                  $   102,359        $   140,404
Net realized loss on investments                        (1,206,320)        (1,255,922)
Net change in unrealized appreciation
  (depreciation) on investments                         (1,301,068)           657,799
----------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations    (2,405,029)          (457,719)
----------------------------------------------------------------------------------------

From Distributions to Shareholders:
  From Net Realized Gains:
    Class A                                                     --             (4,721)
    Class C                                                     --             (4,246)
    Class N                                                     --           (309,503)
  From Investment Income:
    Class A                                                     --             (2,348)
    Class C                                                     --             (1,014)
    Class N                                                     --           (171,639)
----------------------------------------------------------------------------------------
Total dividends and distributions to shareholders               --           (493,471)
----------------------------------------------------------------------------------------

From Fund Share Transactions (a):                       12,745,742          3,616,176
----------------------------------------------------------------------------------------
Total Increase in Net Assets                            10,340,713          2,664,986

Net Assets:
Beginning of period                                     14,440,117         11,775,131
----------------------------------------------------------------------------------------
End of period                                           24,780,830         14,440,117
----------------------------------------------------------------------------------------
Accumulated net investment income at end of period         279,583            177,224
----------------------------------------------------------------------------------------

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Financial Highlights
The Amerigo Fund

Selected data based on a share outstanding throughout each period indicated

                                                                  Class C Shares
                                                    --------------------------------------------
                                                    For Six Months
                                                        Ended
                                                     10/31/02 (b)    Year Ended      Year Ended
                                                     (Unaudited)     4/30/02 (b)     4/30/01 (a)
                                                    --------------------------------------------
Net asset value, beginning of period                 $   11.27       $   13.07       $   16.91
                                                    --------------------------------------------

Income (loss) from investment operations:
Net investment loss                                      (0.07)          (0.18)          (0.02)
Net realized and unrealized loss
  on investments                                         (2.05)          (0.95)          (3.12)
                                                    --------------------------------------------

  Total income (loss) from investment operations         (2.12)          (1.13)          (3.14)
                                                    --------------------------------------------

Less distributions from net investment income               --           (0.12)          (0.04)
Less distributions from net realized gain                   --           (0.55)          (0.66)
Less distributions in excess of net realized gains          --              --              --
                                                    --------------------------------------------
  Total distributions from net investment
    income and net realized gains                           --           (0.67)          (0.70)
                                                    --------------------------------------------

Net asset value, end of period                       $    9.15       $   11.27       $   13.07
                                                    ============================================

Total return (c)                                        (18.81)%         (8.66)%        (18.95)%
                                                    ============================================

Ratios and Supplemental Data:
Net assets, end of period (in thousands)             $   4,744       $   4,136       $   2,878
Ratio of expenses to average net assets (d)               2.15%           2.33%           2.15%
Ratio of total expenses to average net assets
  before waivers and reimbursements (d)                   2.66%           2.87%           3.57%
Ratio of net investment income (loss) to
  average net assets (d)                                 (1.45)%         (1.55)%          0.76%
Portfolio turnover rate                                     43%             46%             10%

(a)   The commencement of this class was July 13, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)   Annualized for periods less than one year.

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Financial Highlights
The Amerigo Fund

Selected data based on a share outstanding throughout each period indicated

                                                                                    Class N Shares
                                             ---------------------------------------------------------------------------------------
                                             For Six Months
                                                 Ended
                                              10/31/02 (b)    Year Ended     Year Ended     Year Ended     Year Ended   Period Ended
                                              (Unaudited)     4/30/02 (b)      4/30/01      4/30/00 (b)      4/30/99     4/30/98 (a)
                                             ---------------------------------------------------------------------------------------
Net asset value, beginning of period          $    11.22     $    12.97     $    16.36     $    12.88     $    11.37     $    10.00
                                             ---------------------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment income (loss)                       (0.02)         (0.07)          0.07          (0.03)         (0.05)          0.02
Net realized and unrealized gain (loss)
  on investments                                   (2.05)         (0.94)         (2.73)          3.68           1.56           1.39
                                             ---------------------------------------------------------------------------------------
  Total income (loss) from
    investment operations                          (2.07)         (1.01)         (2.66)          3.65           1.51           1.41
                                             ---------------------------------------------------------------------------------------

Less distributions from net
  investment income                                   --          (0.19)         (0.07)            --             --          (0.02)
Less distributions from net realized gains            --          (0.55)         (0.66)         (0.17)            --             --
Less distributions in excess of net
  realized gains                                      --             --             --             --             --          (0.02)
                                             ---------------------------------------------------------------------------------------
  Total distributions from net investment
    income and net realized gains                     --          (0.74)         (0.73)         (0.17)            --          (0.04)
                                             ---------------------------------------------------------------------------------------

Net asset value, end of period                $     9.15     $    11.22     $    12.97     $    16.36     $     2.88     $    11.37
                                             =======================================================================================

Total return (c)                                  (18.45)%        (7.79)%       (16.71)%        28.48%         13.28%         14.11%
                                             =======================================================================================

Ratios and Supplemental Data:
Net assets, end of period (in thousands)      $   38,137     $   35,368     $   36,170     $   35,841     $    9,534     $    7,558
Ratio of expenses to average net assets (d)         1.15%          1.33%          1.15%          1.15%          1.15%          1.15%
Ratio of expenses to average net assets
  before waivers and reimbursements (d)             1.66%          1.88%          1.71%          1.83%          2.29%          4.45%
Ratio of net investment income (loss) to
  average net assets (d)                           (0.44)%        (0.55)%         0.32%         (0.22)%        (0.51)%         0.15%
Portfolio turnover rate                               43%            46%            10%            10%            38%            14%

(a)   The commencement of investment operations was July 14, 1997.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)   Annualized for periods less than one year.

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Financial Highlights
The Clermont Fund

Selected data based on a share outstanding throughout each period indicated

                                                                                    Class N Shares
                                             ---------------------------------------------------------------------------------------
                                             For Six Months
                                                 Ended
                                              10/31/02 (b)    Year Ended     Year Ended     Year Ended     Year Ended   Period Ended
                                              (Unaudited)     4/30/02 (b)      4/30/01      4/30/00 (b)      4/30/99     4/30/98 (a)
                                             ---------------------------------------------------------------------------------------
Net asset value, beginning of period          $     9.94     $    10.81     $    12.17     $    11.23     $    10.81     $    10.00
                                             ---------------------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment income                               0.05           0.12           0.18           0.18           0.14           0.17
Net realized and unrealized gain (loss)
  on investments                                   (1.30)         (0.55)         (0.87)          1.06           0.42           0.80
                                             ---------------------------------------------------------------------------------------
  Total income (loss) from
    investment operations                          (1.25)         (0.43)         (0.69)          1.24           0.56           0.97
                                             ---------------------------------------------------------------------------------------

Less distributions from net
  investment income                                   --          (0.15)         (0.39)         (0.18)         (0.14)         (0.16)
Less distributions from net realized gains            --          (0.29)         (0.28)         (0.12)            --             --
                                             ---------------------------------------------------------------------------------------
  Total distributions from net investment
    income and net realized gains                     --          (0.44)         (0.67)         (0.30)         (0.14)         (0.16)
                                             ---------------------------------------------------------------------------------------

Net asset value, end of period                $     8.69     $     9.94     $    10.81     $    12.17     $    11.23     $    10.81
                                             =======================================================================================

Total return (c)                                  (12.58)%        (3.92)%        (5.87)%        11.12%          5.31%          9.84%
                                             =======================================================================================

Ratios and Supplemental Data:
Net assets, end of period (in thousands)      $   24,781     $   14,440     $   11,668         10,298     $    7,820     $    4,441
Ratio of expenses to average net assets (d)         1.15%          1.33%          1.15%          1.15%          1.15%          1.15%
Ratio of expenses to average net assets
  before waivers and reimbursements (d)             1.96%          3.55%          2.85%          3.08%          3.31%          5.95%
Ratio of net investment income to
  average net assets (d)                            1.05%          1.22%          1.62%          1.51%          1.46%          2.53%
Portfolio turnover rate                               58%            60%             9%            18%            65%            22%

(a)   The commencement of investment operations was July 14, 1997.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)   Annualized for periods less than one year.

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2002 (Unaudited)

1. Organization

Orbitex Group of Funds (the "Trust" or the "Funds") was incorporated in Delaware in December 1996 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is comprised of twelve funds (collectively the "Funds" and each individually a "Fund"), two of which, Amerigo Fund and Clermont Fund, are included in this report. The financial statements and financial highlights for the Info- Tech & Communications Fund, Emerging Technology Fund, Health & Biotechnology Fund, Medical Sciences Fund, Energy & Basic Materials Fund, Financial Services Fund, Focus 30 Fund, Growth Fund and Caterpillar Mid Cap Relative Value Fund are reported in separate shareholder reports. The Cash Reserves Fund has a fiscal year end of December 31 and therefore will be reported separately. The Amerigo Fund and Clermont Fund operate as diversified investment companies.

Fund            Primary Objective
Amerigo Fund    Long-term growth of capital without regard to current income
Clermont Fund   Growth of capital and a reasonable level of current income

The Funds offer the following classes of shares:

Class Funds     Offering Class
Class C         Amerigo Fund only
Class N         Amerigo Fund and Clermont Fund

Class C Shares are offered subject to a contingent deferred sales charge. Class N Shares are offered at net asset value.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation and Transactions

U.S. equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, the last available bid price. U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type. U.S. short-term debt investments with maturities less than 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2002 (Unaudited) (Continued)

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees ("Trustees").

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Amerigo Fund and the Clermont Fund seek to achieve their investment objectives by investing in portfolios of open-end or closed-end investment companies, and/or exchange traded funds (the "underlying funds"). Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Investment Income

Corporate actions (including cash dividends) are recorded net of non-reclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which corporate actions are

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2002 (Unaudited) (Continued)

recorded as soon after ex-dividend date as such information is available. Interest income is recorded on the accrual basis. Market discount, original issue discount and premiums are amortized on a yield to maturity basis. The value of additional securities received as interest or dividend payments is recorded as income and as an adjustment to the cost basis of such securities.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund's income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds. The Funds declare and pay net realized capital gain distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the timing of the recording of certain expenses and realized losses.

Deferred Organization Costs

Organizational expenses have been deferred and are being amortized over a period of five years commencing with operations. The Adviser has agreed with respect to each of the Funds that, if any of the initial shares of a Fund are redeemed during such amortization period by the holder thereof, the redemption proceeds will be reduced for any unamortized organization expenses in the same ratio as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

Other

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the imposition of unfavorable foreign governmental laws and restrictions.

3. Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Amerigo Fund and the Clermont Fund have entered into an Investment Advisory Agreement with Clarke Lanzen Skalla Investment Firm, Inc. ("CLS"), a subsidiary of Orbitex Financial Services Group. As compensation for the services rendered, facilities furnished, and expenses borne by CLS, the Funds will pay CLS a fee accrued daily and paid monthly, at the annualized rate of 1.00%.

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2002 (Unaudited) (Continued)

CLS has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for the Amerigo Fund and Clermont Fund, net of waivers and custodial credits. The annualized rates are as follows:

                                                              Expense
                                                            Limitation
--------------------------------------------------------------------------------
Class C (Amerigo Only)                                         2.15%
Class N                                                        1.15%

The waivers for the Advisor's fees for the six months ended October 31, 2002 amounted to $106,837 and $78,882 for Amerigo Fund and Clermont Fund, respectively.

Administration, Fund Accounting and Transfer Agent Fees

Orbitex Fund Services, Inc. ("OFS"), an affiliate of the Advisor, serves as the administrator of the Trust. The Administration agreement provides that OFS may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust. For providing administration services to the Fund, OFS will receive from each fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund's average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. OFS also acts as the fund accounting agent of the Funds. For providing fund accounting services, OFS will receive from each Fund a monthly fee calculated at an annual rate of 0.002% for the first $100 million of a fund's average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements, plus out-of-pocket expenses.

OFS also serves as the transfer agent of the Trust. For providing transfer agent services, OFS will receive from each Fund a minimum monthly or per account fee plus certain transaction fees, which are allocated by shareholder accounts.

Distributor

The distributor of the Funds is Orbitex Funds Distributor, Inc., an affiliate of the Advisor. The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-l under the 1940 Act. The Plans and Agreements provide for the payment of a distribution fee to the distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares. The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares. Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Advisor. Trustees who are not Advisor employees receive a fee of $2,500 for each regular and special meeting of the Board that the Trustee attends. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2002 (Unaudited) (Continued)

Custodian

Effective June 17, 2002, Bank of New York Co., Inc. became the Custodian for the Trust. Prior to June 17, 2002, Circle Trust Company, an affiliate of the Advisor, served as the Custodian for the Trust.

4. Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2002, were as follows:

                                                                       Net
                                   Gross            Gross           Unrealized
                 Identified      Unrealized       Unrealized       Appreciation
                     Cost       Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------
Amerigo Fund     $47,649,268     $1,003,145      $(4,957,870)      $(3,954,725)
Clermont Fund    $25,848,045     $  357,033      $(1,234,940)      $  (877,907)

5. Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations and short-term securities, for the six months ended October 31, 2002, were as follows:

                             Purchases                      Sales
--------------------------------------------------------------------------------
Amerigo Fund                $28,540,787                 $17,526,716
Clermont Fund               $21,116,649                 $ 9,476,362

For the six months ended October 31, 2002, there were no options written.

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2002 (Unaudited) (Continued)

6. Shareholders' Transactions

Following is a summary of shareholder transactions for each Fund:

                                          Six Months Ended                    Year Ended
                                          October 31, 2002                April 30, 2002(A)
-----------------------------------------------------------------------------------------------
Amerigo Fund                           Shares        Dollars            Shares       Dollars
-----------------------------------------------------------------------------------------------
Class A Shares:
  Shares sold                               --              --             789    $      9,338
  Shares issued to shareholders
    in reinvestment                         --              --              51             587
  Shares redeemed                           --              --            (840)         (9,625)
-----------------------------------------------------------------------------------------------
    Net increase                            --              --              --    $        300
===============================================================================================

Class C Shares:
  Shares sold                          192,529    $  1,901,202         162,725    $  1,907,063
  Shares issued to shareholders
    in reinvestment                         --              --          15,714         180,630
  Shares redeemed                      (40,667)       (391,164)        (31,799)       (378,260)
-----------------------------------------------------------------------------------------------
    Net increase                       151,862    $  1,510,038         146,640    $  1,709,433
===============================================================================================

Class N Shares:
  Shares sold                        1,628,444    $ 16,057,802         949,622    $ 10,965,306
  Shares issued to shareholders
    in reinvestment                         --              --         175,998       2,020,406
  Shares redeemed                     (612,238)     (5,837,401)       (764,023)     (8,969,553)
-----------------------------------------------------------------------------------------------
    Net increase                     1,016,206    $ 10,220,401         361,597    $  4,016,159
===============================================================================================

Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2002 (Unaudited) (Continued)

                                          Six Months Ended                    Year Ended
                                          October 31, 2002                April 30, 2002(b)
-----------------------------------------------------------------------------------------------
Clermont Fund                          Shares        Dollars            Shares       Dollars
-----------------------------------------------------------------------------------------------
Class A Shares:
  Shares sold                               --    $         --          16,335    $    167,782
  Shares issued to shareholders
    in reinvestment                         --              --             674           6,682
  Shares redeemed                           --              --         (17,009)        166,966)
-----------------------------------------------------------------------------------------------
    Net increase                            --    $         --              --    $      7,498
===============================================================================================

Class C Shares:
  Shares sold                               --    $         --           5,589    $     56,836
  Shares issued to shareholders
    in reinvestment                         --              --             531           5,259
  Shares redeemed                           --              --         (16,084)       (158,763)
-----------------------------------------------------------------------------------------------
    Net decrease                            --    $         --          (9,964)   $    (96,688)
===============================================================================================

Class N Shares:
  Shares sold                        1,739,783    $ 15,799,630         748,476    $  7,538,605
  Shares issued to shareholders
    in reinvestment                         --              --          48,347         481,499
  Shares redeemed                     (340,256)     (3,053,888)       (422,880)     (4,314,738)
-----------------------------------------------------------------------------------------------
    Net increase                     1,399,527    $ 12,745,742         373,943    $  3,705,366
===============================================================================================

(a) The commencement of operations for Amerigo Fund's Class A and C shares was May 1, 2001 and July 13, 2000, respectively. For Class A shares, transactions are for the period May 1, 2001 through February 15, 2002.
(b) The commencement of operations for Clermont Fund's Class A and C shares was May 1, 2001 and January 10, 2001, respectively. For Class A shares, transactions are for the period May 1, 2001 through March 1, 2002. For Class C shares, transactions are for the period from May 1, 2001 through February 8, 2002.

7. Beneficial Interest

At October 31, 2002, there were no shareholders owning more than 5% of any Fund's net assets.

There were no affiliated shareholders as of October 31, 2002.


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Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2002 (Unaudited) (Continued)

8. Securities Lending

Under an agreement with Bank of New York Co., Inc. ("BONY"), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned, which are invested in investment grade securities in accordance with the Funds' Securities Lending Procedures. A portion of the income generated by the investment of the collateral, net of any rebates paid by BONY to borrowers, is remitted to BONY as lending agent, and the remainder is paid to the Fund. Generally, in the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral.

At October 31, 2002, the Funds did not have any securities on loan.

9. Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements. The differences between book-basis and tax-basis distributions and undistributed gains are attributed primarily to short term capital gain distributions, wash sales and post October loss deferrals.

The tax character of distributions paid during the fiscal year ended April 30, 2002 were as follows:

                                 Ordinary Income           Long Term Gains
--------------------------------------------------------------------------------
Amerigo Fund                     $576,933                  $1,641,316
Clermont Fund                    $175,339                  $  318,132

As of April 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                   Unrealized
                                                                   Appreciation/
                         Ordinary Income      Long Term Gains      Depreciation
--------------------------------------------------------------------------------
Amerigo Fund                   --             $(1,703,435)         $(1,417,549)
Clermont Fund            $177,224             $  (425,707)         $   423,161

At April 30, 2002, the Funds had, for federal income tax purposes, unused capital loss carryforwards available to offset future capital gains. The Amerigo Fund had $1,703,435 in unused capital loss carryforwards expiring on April 30, 2010. The Clermont Fund had $425,707 in unused capital loss carryforwards expiring on April 30, 2010.


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Orbitex AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2002 (Unaudited) (Continued)

Under current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 2002, the following Funds have elected to defer losses occurring between November 1, 2001 and April 30, 2002 under these rules, as follows:

                                         Capital Losses       Currency Losses
                                           Deferred               Deferred
--------------------------------------------------------------------------------
Amerigo Fund                              $2,020,182                 --
Clermont Fund                             $  874,690                 --
--------------------------------------------------------------------------------

Such deferred losses will be treated as arising on the first day of the fiscal year ending April 30, 2003.

For more complete information about the funds, including fees and expenses, please call 1-888-672-4839 for a prospectus. Please read the prospectus carefully before investing or sending money.


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OMI-12/20/2002-394                                                 1-888-ORBITEX